Corporate information	3 Months Ended
Mar. 31, 2025
Corporate information [Abstract]
Corporate information
1.	Corporate information

GH Research PLC (the “Company”) was incorporated on March 29, 2021. The registered office of the Company is located at Joshua Dawson House, Dawson Street, Dublin 2, Ireland.

The Company is a clinical-stage biopharmaceutical company dedicated to transforming the lives of patients by developing a practice-changing treatment in depression. Its initial focus is on developing the novel and proprietary mebufotenin therapies for the treatment of patients with Treatment Resistant Depression, or TRD. Its portfolio currently includes GH001, a proprietary inhalable mebufotenin product candidate and GH002, a proprietary intravenous mebufotenin product candidate.

On February 6, 2025, the Company completed a public offering on the Nasdaq Global Market (“Nasdaq”) in which it issued and sold an aggregate of 10,000,000 ordinary shares at $15.00 per share. The estimated net proceeds of the offering were $139.8 million, after deducting underwriting discounts and estimated directly attributable transaction costs of $10.2 million.

These unaudited condensed consolidated interim financial statements were presented to the board of directors and approved by them for issue on May 8, 2025.